Other Assets, Net - Unconsolidated Entities Financial Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Data:
Total assets	$ 1,086,640,000		$ 1,092,773,000	$ 1,068,327,000
Total liabilities	542,916,000		540,416,000	476,786,000
Statements of Operations Data:
Revenues	15,895,000	$ 16,081,000	67,793,000	46,160,000	$ 36,857,000
Grant income			1,005,000	0	0
Expenses	37,681,000	35,826,000	150,509,000	119,495,000	86,147,000
Net loss	(4,008,000)	(7,933,000)	(18,942,000)	$ (18,851,000)	$ (8,586,000)
Unconsolidated Entity
Balance Sheet Data:
Total assets	1,880,167,000		1,882,584,000
Total liabilities	1,341,551,000		$ 1,329,832,000
Statements of Operations Data:
Revenues	233,227,000	267,795,000
Grant income	8,229,000	0
Expenses	255,094,000	261,437,000
Net loss	$ (13,638,000)	$ 6,358,000